united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Grant Park Managed Futures Strategy Fund
Class A shares: GPFAX	Class C shares: GPFCX	Class I shares: GPFIX
Class N shares: GPFNX

Grant Park Multi Alternative Strategies Fund
Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX
Class N shares: GPANX

Grant Park Absolute Return Fund
Class A shares: GPHAX	Class C shares: GPHCX	Class I shares: GPHIX
Class N shares: GPHNX

Grant Park Fixed Income Fund
Class I shares: GPCIX

Semi-Annual Report

March 31, 2017

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

Grant Park Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmarks:

				Inception** -
	Six Months	One Year	Five Year	March 31, 2017
Grant Park Managed Futures Strategy Fund - Class A	2.09%	2.86%	(0.01)%	(0.56)%
Grant Park Managed Futures Strategy Fund - Class A with load	(3.78)%	(3.09)%	(1.19)%	(1.52)%
Grant Park Managed Futures Strategy Fund - Class C	1.71%	2.16%	(0.75)%	(1.30)%
Grant Park Managed Futures Strategy Fund - Class I	2.21%	3.09%	0.25%	(0.31)%
Grant Park Managed Futures Strategy Fund - Class N	2.05%	2.82%	(0.02)%	(0.56)%
Barclays Capital 1-3 Year U.S. Treasury Bond index	(0.19)%	0.24%	0.64%	0.76%
Barclays Capital U.S. Government/Corporate Long Bond Index	(6.60)%	0.78%	4.90%	7.31%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.26% for Class A shares, 3.01% for Class C shares, 2.02% for Class I shares, and 2.26% for Class N shares per the Prospectus dated January 30, 2017. Class A Shares are subject to a maximum sales charge of 5.75% on purchases and a maximum deferred sales charge of 1.00%. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is March 4, 2011.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors can not invest directly in an index.

The Barclays Capital 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

The Barclays Capital U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2017

Holdings by type of investment	% of Net Assets at Value
Mutual Fund	62.4%
Short Term Investment	14.7%
Other Assets Less Liabilities - Net	22.9%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Derivative exposure is inlcuded in Other Assets Less Liabilities - Net.

Grant Park Multi Alternative Strategies Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmarks:

			Inception** -
	Six Months	One Year	March 31, 2017
Grant Park Multi Alternative Strategies Fund - Class A	(4.72)%	(3.35)%	3.54%
Grant Park Multi Alternative Strategies Fund - Class A with load	(10.24)%	(8.94)%	1.67%
Grant Park Multi Alternative Strategies Fund - Class C	(5.08)%	(4.04)%	2.80%
Grant Park Multi Alternative Strategies Fund - Class I	(4.58)%	(3.12)%	3.83%
Grant Park Multi Alternative Strategies Fund - Class N	(4.70)%	(3.33)%	3.61%
Barclays Capital 1-3 Year U.S. Treasury Bond Index	(0.19)%	0.24%	0.72%
Barclays Capital U.S. Government/Corporate Long Bond Index	(6.60)%	0.78%	7.14%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.06% for Class A shares, 2.81% for Class C shares, 1.81% for Class I shares, and 2.07% for Class N shares per the Prospectus dated January 30, 2017. Class A Shares are subject to a maximum sales charge of 5.75% on purchases and a maximum deferred sales charge of 1.00%. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is December 31, 2013.

The Barclays Capital 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

The Barclays Capital U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2017

Holdings by type of investment	% of Net Assets at Value
Mutual Funds	41.5%
Exchange Traded Funds	40.0%
Short-Term Investment	13.0%
Other Assets Less Liabilities - Net	5.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Derivative exposure is inlcuded in Other Assets Less Liabilities - Net.

Grant Park Absolute Return Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the period ended March 31, 2017, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2017
Grant Park Absolute Return Fund - Class A	5.96%	16.18%	4.93%
Grant Park Absolute Return Fund - Class A with load	(0.12)%	9.45%	1.74%
Grant Park Absolute Return Fund - Class C	5.33%	15.11%	4.02%
Grant Park Absolute Return Fund - Class I	5.94%	16.36%	5.13%
Grant Park Absolute Return Fund - Class N	5.66%	15.96%	4.83%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.19%	0.36%	0.25%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 8.07% for Class A shares, 8.82% for Class C shares, 7.82% for Class I shares, and 8.07% for Class N shares per the Prospectus dated April 19, 2017. Class A Shares are subject to a maximum sales charge of 5.75% on purchases and a maximum deferred sales charge of 1.00%. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is April 30, 2015.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the fund expenses, including sales charges if applicable. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2017

Holdings by type of investment	% of Net Assets at Value
Mutual Fund	64.8%
Short-Term Investment	24.2%
Other Assets Less Liabilities - Net	11.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Derivative exposure is inlcuded in Other Assets Less Liabilities - Net.

Grant Park Fixed Income Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the period ended March 31, 2017, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2017
Grant Park Fixed Income Fund - Class I	0.34%	1.49%	1.16%
Barclays Capital U.S. Treasury 1-3 Year Index	(0.19)%	0.24%	0.57%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 0.46% for Class I shares per the Prospectus dated January 30, 2017. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is July 31, 2015.

The Barclays Capital U.S. Treasury 1-3 Year Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2017

Holdings by type of investment	% of Net Assets at Value
Bonds & Notes	83.7%
Exchange Traded Funds	9.7%
Short-Term Investment	3.7%
U.S Treasury Obligations	2.5%
Other Assets Less Liabilities - Net	0.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Derivative exposure is inlcuded in Other Assets Less Liabilities - Net.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Fair Value
	MUTUAL FUND - 62.4%
	DEBT FUND - 62.4%
1,722,338	Grant Park Fixed Income Fund * (Cost - $17,212,317)	$17,154,484

	SHORT-TERM INVESTMENT - 14.7%
	MONEY MARKET FUND - 14.7%
4,040,931	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.60% **	4,040,931
	TOTAL SHORT-TERM INVESTMENT (Cost - $4,040,931)

	TOTAL INVESTMENTS - 77.1% (Cost - $21,253,248) (a)	$21,195,415
	OTHER ASSETS LESS LIABILITIES - NET - 22.9%	6,284,286
	NET ASSETS - 100.0%	$27,479,701

*	Affiliated Investment Company.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2017. A portion represents positions held in GPMFS Fund Limited.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,259,774 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(64,359)
Net unrealized depreciation:	$(64,359)

Unrealized
Gain / (Loss)
LONG SWAP (1)

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of commodity trading advisor (CTA) programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs. The swap was effective on August 17, 2012 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for a 0.50% per annum notional fee to Deutsche Bank. (Notional Value $46,633,487)	$3,829,754
Total Unrealized Appreciation on Swap Contract	$3,829,754

(1)	This investment is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Fair Value
	MUTUAL FUND - 41.5%
	DEBT FUND - 41.5%
10,483,106	Grant Park Fixed Income Fund * (Cost - $104,755,969)	$104,411,733

	EXCHANGE TRADED FUNDS - 40.0%
	EQUITY FUNDS - 40.0%
42,594	iShares Core S&P 500 ETF	10,106,278
158,528	iShares MSCI ACWI ETF	10,028,482
229,062	iShares MSCI ACWI ex US ETF	9,991,684
160,801	iShares MSCI EAFE ETF	10,016,294
184,387	iShares MSCI EAFE Small-Cap ETF	9,982,712
251,259	iShares MSCI Emerging Markets ETF	9,897,092
76,913	iShares Russell 1000 ETF	10,094,831
74,513	iShares Russell 2000 ETF	10,244,047
54,164	iShares Russell Mid-Cap ETF	10,138,418
128,459	iShares U.S. Real Estate ETF	10,082,747
	TOTAL EXCHANGE TRADED FUNDS (Cost - $87,066,080)	100,582,585

	SHORT-TERM INVESTMENT - 13.0%
	MONEY MARKET FUND - 13.0%
32,812,158	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.60% **	32,812,158
	TOTAL SHORT-TERM INVESTMENT - (Cost - $32,812,158)

	TOTAL INVESTMENTS - 94.5% (Cost - $224,634,207) (a)	$237,806,476
	OTHER ASSETS LESS LIABILITIES - NET - 5.5%	13,719,512
	NET ASSETS - 100.0%	$251,525,988

*	Affiliated Investment Company.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2017. A portion represents positions held in GPMAS Fund Limited.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $226,650,331 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$13,530,331
Unrealized depreciation:	(2,374,186)
Net unrealized appreciation:	$11,156,145

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

LONG FUTURES CONTRACTS

Long		Underlying Face Amount at
Contracts	Description	Value *	Unrealized Gain/(Loss)
1,098	10 YR Mini JBG Future Jun 2017	16,495,254,000	$3,520
15	3 Mo EuroYen TFX Dec 2017	374,812,500	893
885	3 Mo Sterling (Short Sterling) Jun 2018	110,016,563	(78,669)
490	3 Month Euro (Euribor) Jun 2018	122,720,500	(48,169)
178	Australian Dollar Future Jun 2017	13,592,080	86,810
88	Corn Future May 2017 +	1,602,700	12,875
162	Cotton May 2017 +	6,263,730	(9,315)
86	Euro-Bund Future Jun 2017	13,882,120	(34,755)
111	Feeder Cattle May 2017 +	7,364,850	22,925
237	FTSE 100 Index Jun 2017	17,242,935	71,894
253	Gold Jun 2017 +	31,655,360	331,330
216	Hang Seng Index Future Apr 2017	260,614,800	(423,908)
46	Japanese Yen Future Jun 2017	5,181,613	(29,856)
175	Long Gilt Future Jun 2017	22,326,500	297,183
112	Lumber Future May 2017 +	4,698,848	40,183
183	Mexican Peso Future Jun 2017	4,825,710	195,565
152	Nasdaq 100 E-Mini Future Jun 2017	16,533,040	258,530
140	Nikkei 225 (SGX) Jun 2017	1,323,000,000	(323,054)
69	Platinum Future Jul 2017 +	3,285,780	(81,075)
132	S&P E-mini Future Jun 2017	15,571,050	(26,838)
135	SPI 200 Future Jun 2017	19,737,000	256,644
120	US 10 Yr Future Jun 2017	14,947,560	7,719
155	US Long Bond Future Jun 2017	23,380,820	(91,969)
65	Wheat Future May 2017 +	1,386,125	(82,988)
	Net Unrealized Appreciation from Open Long Futures Contracts		$355,475

SHORT FUTURES CONTRACTS

Short		Underlying Face Amount at
Contracts	Description	Value *	Unrealized Gain/(Loss)
1,156	3 YR AUD Government Bond Jun 2017	113,345,800	$(534,865)
1,460	90 Day Euro $ Future Dec 2018	357,663,500	(278,363)
78	British Pound Future Jun 2017	6,121,050	(161,494)
77	Canadian Dollar Future Jun 2017	5,800,410	(70,780)
34	Crude Oil Future May 2017 +	1,720,400	75,320
1,217	Euro CHF 3 Mo ICE Mar 2018	306,562,300	(2,586)
57	Euro Fx Future Jun 2017	7,638,000	7,938
108	Frozen Concentrated OJ May 2017 +	2,543,400	82,005
44	Gas Oil Future May 2017 +	2,072,400	(55,000)
39	Natural Gas Future Jun 2017 +	1,269,060	2,340

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

SHORT FUTURES CONTRACTS (Continued)

Short		Underlying Face Amount at
Contracts	Description	Value *	Unrealized Gain/(Loss)
2	New Zealand Dollar Future Jun 2017	139,980	$(420)
132	Rough Rice Futures Jul 2017 +	2,679,600	(7,920)
305	Soybean Meal May 2017 +	9,406,200	89,700
178	Soybean Oil Future May 2017 +	3,394,104	93,822
80	US 5 Yr Note Jun 2017	9,418,160	(17,203)
179	World Sugar #11 May 2017 +	3,360,045	301,460
	Net Unrealized Depreciation from Open Short Futures Contracts		$(476,046)
	Total Net Unrealized Depreciation from Open Futures Contracts		$(120,571)

+	This investment is a holding of GPMAS Fund Limited.

*	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Absolute Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Fair Value
	MUTUAL FUND - 64.8%
	DEBT FUND - 64.8%
143,179	Grant Park Fixed Income Fund * (Cost - $1,431,296)	$1,426,065

	SHORT-TERM INVESTMENT - 24.2%
	MONEY MARKET FUND - 24.2%
532,430	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.60% **	532,430
	TOTAL SHORT-TERM INVESTMENT (Cost - $532,430)

	TOTAL INVESTMENTS - 89.0% (Cost - $1,963,726) (a)	$1,958,495
	OTHER ASSETS LESS LIABILITIES - NET - 11.0%	242,378
	NET ASSETS - 100.0%	$2,200,873

*	Affiliated Investment Company.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,963,726 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(5,231)
Net unrealized depreciation:	$(5,231)

LONG FUTURES CONTRACTS

Long		Underlying Face Amount at	Unrealized
Contracts	Description	Value *	Gain/(Loss)
1	DAX Index Future Jun 2017	308,238	$1,578
7	Euro Stoxx 50 Jun 2017	239,820	5,683
2	FTSE 100 Index Future Jun 2017	145,510	614
2	Nasdaq 100 E-Mini Jun 2017	217,540	2,415
	Net Unrealized Appreciation from Open Long Futures Contracts		$10,290

*	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 9.7%
	DEBT FUNDS - 9.7%
74,000	iShares US Preferred Stock ETF	$2,863,800
148,000	Highland/iBoxx Senior Loan ETF	2,746,880
4,650	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	469,929
8,500	PowerShares Preferred Portfolio	125,970
207,000	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,787,720
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,820,007)	11,994,299

		Coupon Rate
Par Value		(%)	Maturity
	BONDS & NOTES - 83.7%
	AUTO MANUFACTURER - 2.4%
$2,905,000	General Motors Financial Co Inc	3.700	11/24/2020	2,993,483

	BANKS - 22.9%
4,000,000	Bank of America Corp.	1.700	8/25/2017	4,006,592
2,318,000	Bank of Nova Scotia	1.650	6/14/2019	2,304,038
3,868,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.450	9/8/2017	3,865,490
1,460,000	Capital One NA	1.650	2/5/2018	1,460,055
3,600,000	Citigroup Inc.	6.000	8/15/2017	3,656,088
1,800,000	Discover Bank	2.000	2/21/2018	1,801,906
3,525,000	JP Morgan Chase & Co.	6.300	4/23/2019	3,830,165
5,000,000	PNC Bank NA	2.150	4/29/2021	4,953,755
2,200,000	Wells Fargo & Co.	4.600	4/1/2021	2,366,454
				28,244,543
	CHEMICALS - 1.7%
2,000,000	CF Industries, Inc.	6.875	5/1/2018	2,090,000

	COMPUTERS - 3.3%
4,000,000	Hewlett Packard Enterprise Co.	2.850	10/5/2018	4,049,678

	HOUSEWARES - 0.8%
939,000	Newell Brands, Inc.	2.600	3/29/2019	951,068

	MACHINERY- CONSTRUCTION & MINING - 2.0%
2,500,000	Caterpillar Financial Services Corp.	1.500	2/23/2018	2,496,738

	TELECOMMUNICATIONS - 2.5%
3,000,000	AT&T, Inc.	5.500	2/1/2018	3,093,842

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

		Coupon Rate
Par Value		(%)	Maturity	Fair Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.1%
$3,000,000	Federal Farm Credit Banks	1.110	10/15/2018	$2,986,511
3,000,000	Federal Farm Credit Banks	1.340	11/30/2018	2,996,778
5,000,000	Federal Farm Credit Banks	1.180	8/1/2019	4,959,250
2,000,000	Federal Farm Credit Banks	1.520	2/3/2020	1,985,322
2,000,000	Federal Farm Credit Banks	1.800	3/13/2020	2,000,388
6,000,000	Federal Home Loan Banks	1.125	7/11/2019	5,946,576
2,000,000	Federal Home Loan Mortgage Corp.	1.300	5/24/2019	1,992,535
7,500,000	Federal Home Loan Mortgage Corp.	1.300	8/23/2019	7,459,639
5,000,000	Federal Home Loan Mortgage Corp.	1.300	9/20/2019	4,968,348
4,000,000	Federal Home Loan Mortgage Corp.	1.450	8/10/2020	3,956,960
2,000,000	Federal Home Loan Mortgage Corp.	1.500	8/28/2020	1,951,325
3,500,000	Federal National Mortgage Association	1.120	10/26/2018	3,493,299
1,500,000	Federal National Mortgage Association	1.250	2/26/2019	1,495,158
2,000,000	Federal National Mortgage Association	1.270	2/26/2019	1,993,775
3,175,000	Federal National Mortgage Association	1.250	6/28/2019	3,160,406
6,000,000	Federal National Mortgage Association	1.125	7/26/2019	5,947,944
2,000,000	Federal National Mortgage Association	1.720	12/30/2019	2,000,063
				59,294,277

	TOTAL BONDS & NOTES (Cost - $103,869,041)			103,213,629

	U.S. TREASURY OBLIGATION - 2.5%
1,000,000	United States Treasury Bill, 0.64% Due 11/9/2017			995,437
2,000,000	United States Treasury Bill, 0.82% Due 3/1/2018			1,981,741
	TOTAL U.S. TREASURY OBLIGATION (Cost - $2,977,178)			2,977,178

Shares
	SHORT-TERM INVESTMENT - 3.7%
	MONEY MARKET FUND - 3.7%
4,599,835	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.60% (Cost - $4,599,835) **			4,599,835

	TOTAL INVESTMENTS - 99.6% (Cost - $123,266,061) (b)			$122,784,941
	OTHER ASSETS LESS LIABILITIES - NET - 0.4%			552,187
	NET ASSETS - 100.0%			$123,337,128

*	Coupon rate shown is the interest rate at time of purchase for U.S. Treasury Obligations.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2017.

(a)	144A - Security was purchased pursuant to Rule 144(a) under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2017, these securities amount to $3,865,490 or 3.1% of net assets

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $123,266,061 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$253,542
Unrealized depreciation:	(734,662)
Net unrealized depreciation:	$(481,120)

The accompanying notes are an integral part of these financial statements.

Grant Park Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017

	Grant Park Managed	Grant Park Multi Alternative
	Futures Strategy Fund	Strategies Fund
Assets
Investment securities:
Unaffiliated Securities at cost	$4,040,931	$119,878,238
Affiliated Securities at cost	17,212,317	104,755,969
Unafilliated Securities at fair value	$4,040,931	$133,394,743
Afilliated Securities at fair value	17,154,484	104,411,733
Cash on deposit with Broker - swap margin balance (1)	11,008,336	—
Receivable for securities sold	—	374,037
Deposit at Broker for futures contracts	—	13,889,938
Unrealized appreciation on swap contract	3,829,754	—
Receivable for Fund shares sold	—	126,939
Interest receivable	1,203	12,416
Prepaid expenses and other assets	9,030	109,102
Total Assets	36,043,738	252,318,908

Liabilities
Net unrealized depreciation from open futures contracts	—	120,571
Due to broker - swap contract	8,514,557	—
Payable for Fund shares redeemed	14,055	335,822
Investment advisory fees payable	7,299	265,772
Payable to related parties	13,944	39,619
Distribution (12b-1) fees payable	4,414	24,196
Accrued expenses and other liabilities	9,768	6,940
Total Liabilities	8,564,037	792,920
NET ASSETS	$27,479,701	$251,525,988

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$35,843,601	$264,366,137
Accumulated net investment loss	(6,548,671)	(3,889,730)
Accumulated net realized loss from security transactions, futures contracts and swap contracts	(5,587,150)	(21,986,210)
Net unrealized appreciation of investments, future contracts and swap contracts	3,771,921	13,035,791
NET ASSETS	$27,479,701	$251,525,988

(1)	This cash is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

March 31, 2017

	Grant Park Managed	Grant Park Multi Alternative
	Futures Strategy Fund	Strategies Fund
Net Asset Value Per Share:
Class A Shares
Net Assets	$6,033,954	$38,915,820
Shares of beneficial interest outstanding	666,694	3,699,287
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.05	$10.52
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$9.60	$11.16

Class C Shares
Net Assets	$3,221,331	$9,528,819
Shares of beneficial interest outstanding	366,421	917,118
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.79	$10.39

Class I Shares
Net Assets	$16,719,099	$167,762,649
Shares of beneficial interest outstanding	1,837,008	15,868,832
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.10	$10.57

Class N Shares
Net Assets	$1,505,317	$35,318,700
Shares of beneficial interest outstanding	166,612	3,351,136
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.03	$10.54

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017

	Grant Park Absolute	Grant Park Fixed
	Return Fund	Income Fund
Assets
Investment securities:
Unaffiliated Securities at cost	$532,430	$123,266,061
Affiliated Securities at cost	1,431,296	—
Unafilliated Securities at fair value	$532,430	$122,784,941
Afilliated Securities at fair value	1,426,065	—
Deposit at Broker for futures contracts	208,747	—
Net unrealized appreciation from futures contracts	10,290	—
Receivable due from Advisor	18,567	—
Interest receivable	180	578,743
Prepaid expenses and other assets	10,536	602
Total Assets	2,206,815	123,364,286

Liabilities
Payable to related parties	5,416	2,865
Investment advisory fees payable	—	11,395
Distribution (12b-1) fees payable	3	—
Accrued expenses and other liabilities	523	12,898
Total Liabilities	5,942	27,158
NET ASSETS	$2,200,873	$123,337,128

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$2,072,240	$123,955,587
Accumulated net investment income (loss)	(556)	21,812
Accumulated net realized gain (loss) from security transactions and futures contracts	125,566	(159,151)
Net unrealized appreciation (depreciation) of investments and futures contracts	3,623	(481,120)
NET ASSETS	$2,200,873	$123,337,128

The accompanying notes are an integral part of these financial statements.

Grant Park Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

March 31, 2017

	Grant Park Absolute		Grant Park Fixed
	Return Fund		Income Fund
Net Asset Value Per Share:
Class A Shares
Net Assets	$1,097		$—
Shares of beneficial interest outstanding	104		—
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.59	*	$—
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$11.24		$—

Class C Shares
Net Assets	$1,079		$—
Shares of beneficial interest outstanding	104		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.41	*	$—

Class I Shares
Net Assets	$2,197,602		$123,337,128
Shares of beneficial interest outstanding	206,793		12,387,263
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.63	(a)	$9.96

Class N Shares
Net Assets	$1,095		$—
Shares of beneficial interest outstanding	104		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.57	*	$—

*	NAV does not recalculate due to rounding of shares.

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Grant Park Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

For The Six Months Ended March 31, 2017

	Grant Park Managed	Grant Park Multi Alternative
	Futures Strategy Fund	Strategies Fund
Investment Income
Dividends	$210,087	$2,238,069
Interest	8,110	68,127
Total Investment Income	218,197	2,306,196

Expenses
Investment advisory fees	225,918	1,525,887
Distribution (12b-1) fees:
Class A	8,852	51,085
Class C	17,231	47,723
Class N	3,462	47,273
Registration fees	64,792	47,320
Transfer agent fees	21,840	54,600
Administrative services fees	20,913	126,281
Accounting services fees	17,304	32,876
Non 12b-1 shareholder servicing fee	17,235	96,460
Compliance officer fees	9,464	10,920
Legal Fees	7,480	9,646
Trustees fees and expenses	5,824	4,987
Custodian fees	3,468	10,374
Printing and postage expenses	3,006	14,560
Audit Fees	1,465	1,820
Insurance expense	1,274	2,184
Interest expense	—	20,867
Other expenses	510	4,914
Total Expenses	430,038	2,109,777
Less: Fees waived by the Advisor	(134,316)	—
Plus: Expense reimbursement recaptured	—	45,873
Net Expenses	295,722	2,155,650
Net Investment Gain (Loss)	(77,525)	150,546

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,194)	(137,877)
Swap contract	1,941,883	—
Futures contracts	—	(16,633,717)
	1,939,689	(16,771,594)
Net change in unrealized appreciation (depreciation) of:
Investments	(175,159)	4,979,970
Swap contract	(1,157,331)	—
Futures contracts	—	(2,550,431)
	(1,332,490)	2,429,539
Net Realized and Unrealized Gain (Loss)	607,199	(14,342,055)

Net Increase (Decrease) in Net Assets Resulting From Operations	$529,674	$(14,191,509)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds

STATEMENTS OF OPERATIONS (Unaudited)

For The Six Months Ended March 31, 2017

	Grant Park Absolute	Grant Park Fixed
	Return Fund	Income Fund
Investment Income
Dividends	$15,655	$327,512
Interest	1,036	800,220
Total Investment Income	16,691	1,127,732

Expenses
Investment advisory fees	15,656	158,705
Distribution (12b-1) fees:
Class A	2	—
Class C	5	—
Class N	2	—
Transfer agent fees	30,100	—
Administrative services fees	19,730	23,000
Accounting services fees	14,940	—
Compliance officer fees	10,126	10,339
Legal Fees	6,000	300
Custodian fees	2,966	7,280
Trustees fees and expenses	1,820	190
Audit Fees	1,290	140
Interest expense	116	—
Insurance expense	—	1,638
Printing and postage expenses	120	2,000
Non 12b-1 shareholder servicing fee	90	—
Other expenses	300	376
Total Expenses	103,263	203,968
Less: Fees waived and/or reimbursed by the Advisor	(86,016)	(101,522)
Net Expenses	17,247	102,446
Net Investment Income (Loss)	(556)	1,025,286

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	—	(157,911)
Futures contracts	126,190	—
	126,190	(157,911)
Net change in unrealized appreciation (depreciation) of:
Investments	(12,499)	(559,495)
Futures contracts	9,684	—
	(2,815)	(559,495)
Net Realized and Unrealized Gain (Loss)	123,375	(717,406)

Net Increase in Net Assets Resulting From Operations	$122,819	$307,880

The accompanying notes are an integral part of these financial statements.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
From Operations
Net investment loss	$(77,525)	$(542,360)
Net realized gain from investment transactions, swap contract and futures contracts	1,939,689	1,920,853
Net change in unrealized appreciation (depreciation) of investments, swap contract and futures contracts	(1,332,490)	434,666
Net increase in net assets resulting from operations	529,674	1,813,159

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(1,602)	—
Class C	(774)	—
Class I	(3,895)	—
Class N	(708)	—
From net investment income:
Class A	(389,119)	(34,240)
Class C	(153,637)	—
Class I	(1,009,183)	(217,687)
Class N	(174,357)	(16,785)
Net decrease in net assets from distributions to shareholders	(1,733,275)	(268,712)

Capital Transactions
Class A:
Proceeds from shares sold	10,926	428,372
Net asset value of shares issued in reinvestment of distributions:	255,499	21,114
Redemption fee proceeds	32	3,495
Payments for shares redeemed	(2,283,808)	(8,100,848)
Net decrease from capital transactions	(2,017,351)	(7,647,867)

Class C:
Proceeds from shares sold	7,250	88,615
Net asset value of shares issued in reinvestment of distributions:	136,670	—
Redemption fee proceeds	16	1,295
Payments for shares redeemed	(617,999)	(1,755,891)
Net decrease from capital transactions	(474,063)	(1,665,981)

Class I:
Proceeds from shares sold	3,497,249	8,532,427
Net asset value of shares issued in reinvestment of distributions:	974,247	210,093
Redemption fee proceeds	79	7,759
Payments for shares redeemed	(13,851,044)	(13,871,929)
Net decrease from capital transactions	(9,379,469)	(5,121,650)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$196,824	$797,071
Net asset value of shares issued in reinvestment of distributions:	173,743	16,424
Redemption fee proceeds	14	997
Payments for shares redeemed	(2,110,994)	(1,564,773)
Net decrease from capital transactions	(1,740,413)	(750,281)

Total Decrease in Net Assets From
Capital Transactions	(13,611,296)	(15,185,779)
Net Assets
Beginning of Period	42,294,598	55,935,930
End of Period *	$27,479,701	$42,294,598
*Includes accumulated net investment loss of:	$(6,548,671)	$(4,744,850)

SHARE ACTIVITY
Class A:
Shares Sold	1,221	46,701
Shares Reinvested	28,676	2,350
Shares Redeemed	(254,171)	(882,234)
Net decrease in shares of beneficial interest outstanding	(224,274)	(833,183)

Class C:
Shares Sold	819	9,948
Shares Reinvested	15,764	—
Shares Redeemed	(70,678)	(194,671)
Net decrease in shares of beneficial interest outstanding	(54,095)	(184,723)

Class I:
Shares Sold	385,144	919,998
Shares Reinvested	108,733	23,266
Shares Redeemed	(1,503,541)	(1,498,002)
Net decrease in shares of beneficial interest outstanding	(1,009,664)	(554,738)

Class N:
Shares Sold	22,300	86,247
Shares Reinvested	19,522	1,831
Shares Redeemed	(233,848)	(170,903)
Net decrease in shares of beneficial interest outstanding	(192,026)	(82,825)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
From Operations
Net investment income (loss)	$150,546	$(280,827)
Net realized loss from investment transactions and futures contracts	(16,771,594)	(2,968,749)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	2,429,539	12,194,047
Net increase (decrease) in net assets resulting from operations	(14,191,509)	8,944,471

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(178,271)
Class C	—	(36,300)
Class I	—	(578,593)
Class N	—	(121,384)
From net investment income:
Class A	(649,756)	(148,756)
Class C	(114,803)	(10,241)
Class I	(3,124,998)	(614,612)
Class N	(571,875)	(106,914)
Net decrease in net assets from distributions to shareholders	(4,461,432)	(1,795,071)

Capital Transactions
Class A:
Proceeds from shares sold	12,005,781	29,152,996
Net asset value of shares issued in reinvestment of distributions:	556,109	318,021
Redemption fee proceeds	3,466	5,992
Payments for shares redeemed	(13,864,845)	(11,277,352)
Net increase (decrease) from capital transactions	(1,299,489)	18,199,657

Class C:
Proceeds from shares sold	970,404	6,098,026
Net asset value of shares issued in reinvestment of distributions:	109,946	45,490
Redemption fee proceeds	815	1,125
Payments for shares redeemed	(828,793)	(987,270)
Net increase from capital transactions	252,372	5,157,371

Class I:
Proceeds from shares sold	44,133,145	$131,711,073
Net asset value of shares issued in reinvestment of distributions:	2,799,343	1,090,901
Redemption fee proceeds	14,380	19,707
Payments for shares redeemed	(51,669,347)	(29,787,873)
Net increase (decrease) from capital transactions	(4,722,479)	103,033,808

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$8,204,680	$38,330,153
Net asset value of shares issued in reinvestment of distributions:	523,224	203,610
Redemption fee proceeds	3,125	4,334
Payments for shares redeemed	(15,252,674)	(7,769,208)
Net increase (decrease) from capital transactions	(6,521,645)	30,768,889

Total Increase (Decrease) in Net Assets From Capital Transactions	(12,291,241)	157,159,725

Net Assets
Beginning of Period	282,470,170	118,161,045
End of Period *	$251,525,988	$282,470,170
*Includes accumulated net investment income (loss) of:	$(3,889,730)	$421,156

SHARE ACTIVITY
Class A:
Shares Sold	1,135,429	2,645,292
Shares Reinvested	53,991	30,433
Shares Redeemed	(1,319,983)	(1,029,286)
Net increase (decrease) in shares of beneficial interest outstanding	(130,563)	1,646,439

Class C:
Shares Sold	92,775	556,428
Shares Reinvested	10,790	4,372
Shares Redeemed	(79,761)	(89,761)
Net increase in shares of beneficial interest outstanding	23,804	471,039

Class I:
Shares Sold	4,149,179	11,849,526
Shares Reinvested	270,730	103,994
Shares Redeemed	(4,901,240)	(2,716,997)
Net increase (decrease) in shares of beneficial interest outstanding	(481,331)	9,236,523

Class N:
Shares Sold	771,047	3,467,446
Shares Reinvested	50,749	19,446
Shares Redeemed	(1,462,893)	(699,005)
Net increase (decrease) in shares of beneficial interest outstanding	(641,097)	2,787,887

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Absolute Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
From Operations
Net investment loss	$(556)	$(15,723)
Net realized gain from investment transactions and futures contracts	126,190	165,047
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(2,815)	7,613
Net increase in net assets resulting from operations	122,819	156,937

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(36)	—
Class C	(36)	—
Class I	(72,132)	—
Class N	(36)	—
Net decrease in net assets from distributions to shareholders	(72,240)	—

Capital Transactions
Class A:
Net asset value of shares issued in reinvestment of distributions:	36	—
Net increase from capital transactions	36	—

Class C:
Net asset value of shares issued in reinvestment of distributions:	36	—
Net increase from capital transactions	36	—

Class I:
Net asset value of shares issued in reinvestment of distributions:	72,132	—
Net increase from capital transactions	72,132	—

Class N:
Net asset value of shares issued in reinvestment of distributions:	36	—
Net increase from capital transactions	36	—

Total Increase in Net Assets From Capital Transactions	72,240	—

Net Assets
Beginning of Period	2,078,054	1,921,117
End of Period *	$2,200,873	$2,078,054
*Includes accumulated net investment loss of:	$(556)	$—

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Reinvested	4	—
Net increase in shares of beneficial interest outstanding	4	—

Class C:
Shares Reinvested	4	—
Net increase in shares of beneficial interest outstanding	4	—

Class I:
Shares Reinvested	7,093	—
Net increase in shares of beneficial interest outstanding	7,093	—

Class N:
Shares Reinvested	4	—
Net increase in shares of beneficial interest outstanding	4	—

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
From Operations
Net investment income	$1,025,286	$1,332,301
Net realized gain (loss) from investment transactions	(157,911)	322,323
Net change in unrealized appreciation (depreciation) of investments	(559,495)	43,984
Net increase in net assets resulting from operations	307,880	1,698,608

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class I	(323,563)	—
From net investment income:
Class I	(1,016,307)	(1,335,714)
Net decrease in net assets from distributions to shareholders	(1,339,870)	(1,335,714)

Capital Transactions
Class I:
Proceeds from shares sold	14,850,003	83,430,000
Net asset value of shares issued in reinvestment of distributions:	1,339,870	1,335,714
Payments for shares redeemed	(33,700,000)	(10,200,000)
Total Increase (Decrease) in Net Assets From Capital Transactions	(17,510,127)	74,565,714

Net Assets
Beginning of Period	141,879,245	66,950,637
End of Period *	$123,337,128	$141,879,245
*Includes accumulated net investment income of:	$21,812	$12,833

SHARE ACTIVITY
Class I:
Shares Sold	1,488,521	8,332,799
Shares Reinvested	135,240	133,448
Shares Redeemed	(3,371,420)	(1,021,887)
Net increase (decrease) in shares of beneficial interest outstanding	(1,747,659)	7,444,360

The accompanying notes are an integral part of these financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	Ended March 31,		September 30,	September 30,	September 30,		January 31,	January 31,
	2017		2016	2015	2014*		2014	2013
	(Unaudited)
Net asset value, beginning of period	$9.35		$9.04	$8.95	$8.74		$9.43	$9.80
Activity from investment operations:
Net investment loss (1)	(0.02)		(0.11)	(0.18)	(0.09)		(0.17)	(0.31)
Net realized and unrealized gain (loss)	0.21		0.45	0.36	0.30		(0.52)	(0.06)
Total from investment operations	0.19		0.34	0.18	0.21		(0.69)	(0.37)
Less distributions from:
Net investment income	(0.49)		(0.03)	(0.09)	—		—	—
Net realized gains	(0.00	) (2)	—	—	—		—	—
Total distributions	(0.49)		(0.03)	(0.09)	—		—	—
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00		0.00	0.00
Net asset value, end of period	$9.05		$9.35	$9.04	$8.95		$8.74	$9.43
Total return (3)	2.09	% (4)	3.76%	1.95%	2.40	% (4)	(7.32)%	(3.78)%
Net assets, at end of period (000s)	$6,034		$8,330	$15,589	$19,851		$36,304	$40,935
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)	2.74	% (6)	2.10%	2.10%	2.42	% (6)	2.12%	3.50%
Ratio of net expenses to average net assets	1.90	% (6)	1.90%	1.90%	1.92	% (6)	1.94%	3.33%
Ratio of net investment loss to average net assets	(0.50	)% (6)	(1.25)%	(1.84)%	(1.86	)% (6)	(1.86)%	(3.20)%
Portfolio Turnover Rate	1	% (4)	21%	252%	99	% (4)	128%	120%

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	Ended March 31,		September 30,	September 30,	September 30,		January 31,	January 31,
	2017		2016	2015	2014*		2014	2013
	(Unaudited)
Net asset value, beginning of period	$9.04		$8.78	$8.72	$8.55		$9.30	$9.74
Activity from investment operations:
Net investment loss (1)	(0.06)		(0.18)	(0.24)	(0.14)		(0.23)	(0.38)
Net realized and unrealized gain (loss)	0.21		0.44	0.34	0.31		(0.52)	(0.06)
Total from investment operations	0.15		0.26	0.10	0.17		(0.75)	(0.44)
Less distributions from:
Net investment income	(0.40)		—	(0.04)	—		—	—
Net realized gains	(0.00	) (2)	—	—	—		—	—
Total distributions	(0.40)		—	(0.04)	—		—	—
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00		0.00	0.00
Net asset value, end of period	$8.79		$9.04	$8.78	$8.72		$8.55	$9.30
Total return (3)	1.71	% (4)	2.96%	1.12%	1.99	% (4)	(8.06)%	(4.52)%
Net assets, at end of period (000s)	$3,221		$3,802	$5,315	$4,961		$6,773	$6,342
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)	3.49	% (6)	2.85%	2.83%	3.18	% (6)	2.87%	4.26%
Ratio of net expenses to average net assets	2.65	% (6)	2.65%	2.65%	2.67	% (6)	2.69%	4.08%
Ratio of net investment loss to average net assets	(1.25	)% (6)	(1.97)%	(2.59)%	(2.61	)% (6)	(2.61)%	(3.95)%
Portfolio Turnover Rate	1	% (4)	21%	252%	99	% (4)	128%	120%

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	Ended March 31,		September 30,	September 30,	September 30,		January 31,	January 31,
	2017		2016	2015	2014*		2014	2013
	(Unaudited)
Net asset value, beginning of period	$9.42		$9.13	$9.03	$8.80		$9.48	$9.82
Activity from investment operations:
Net investment loss (1)	(0.01)		(0.09)	(0.15)	(0.08)		(0.15)	(0.28)
Net realized and unrealized gain (loss)	0.21		0.45	0.36	0.31		(0.53)	(0.06)
Total from investment operations	0.20		0.36	0.21	0.23		(0.68)	(0.34)
Less distributions from:
Net investment income	(0.52)		(0.07)	(0.11)	—		—	—
Net realized gains	(0.00	) (2)	—	—	—		—	—
Total distributions	(0.52)		(0.07)	(0.11)	—		—	—
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00		0.00	0.00
Net asset value, end of period	$9.10		$9.42	$9.13	$9.03		$8.80	$9.48
Total return (3)	2.21	% (4)	3.94%	2.29%	2.61	% (4)	(7.17)%	(3.46)%
Net assets, at end of period (000s)	$16,719		$26,814	$31,040	$24,770		$30,047	$41,241
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)	2.48	% (6)	1.86%	1.80%	2.18	% (6)	1.88%	3.26%
Ratio of net expenses to average net assets	1.65	% (6)	1.65%	1.65%	1.67	% (6)	1.69%	3.08%
Ratio of net investment loss to average net assets	(0.33	)% (6)	(0.95)%	(1.59)%	(1.61	)% (6)	(1.61)%	(2.95)%
Portfolio Turnover Rate	1	% (4)	21%	252%	99	% (4)	128%	120%

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	Six Months		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	Ended March 31,		September 30,	September 30,	September 30,		January 31,	January 31,
	2017		2016	2015	2014*		2014	2013
	(Unaudited)
Net asset value, beginning of period	$9.34		$9.04	$8.95	$8.74		$9.44	$9.80
Activity from investment operations:
Net investment loss (1)	(0.02)		(0.11)	(0.18)	(0.09)		(0.17)	(0.31)
Net realized and unrealized gain (loss)	0.20		0.45	0.36	0.30		(0.53)	(0.05)
Total from investment operations	0.18		0.34	0.18	0.21		(0.70)	(0.36)
Less distributions from:
Net investment income	(0.49)		(0.04)	(0.09)	—		—	—
Net realized gains	(0.00	) (2)	—	—	—		—	—
Total distributions	(0.49)		(0.04)	(0.09)	—		—	—
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00		0.00	0.00
Net asset value, end of period	$9.03		$9.34	$9.04	$8.95		$8.74	$9.44
Total return (3)	2.05	% (4)	3.76%	1.95%	2.40	% (4)	(7.42)%	(3.67)%
Net assets, at end of period (000s)	$1,505		$3,349	$3,992	$4,959		$9,475	$39,601
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)	2.72	% (6)	2.10%	2.09%	2.42	% (6)	2.12%	3.50%
Ratio of net expenses to average net assets	1.90	% (6)	1.90%	1.90%	1.92	% (6)	1.94%	3.33%
Ratio of net investment loss to average net assets	(0.49	)% (6)	(1.21)%	(1.84)%	(1.86	)% (6)	(1.85)%	(3.20)%
Portfolio Turnover Rate	1	% (4)	21%	252%	99	% (4)	128%	120%

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,
	2017		2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$11.23		$10.78		$10.58		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.00	(3)	(0.05)		(0.10)		0.61
Net realized and unrealized gain (loss)	(0.53)		0.64		0.65		(0.03)
Total from investment operations	(0.53)		0.59		0.55		0.58
Less distributions from:
Net investment income	(0.18)		(0.06)		(0.35)		—
Net realized gains	—		(0.08)		—		—
Total distributions	(0.18)		(0.14)		(0.35)		—
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00
Net asset value, end of period	$10.52		$11.23		$10.78		$10.58
Total return (4)	(4.72	)% (5)	5.56%		5.23%		5.80	% (5)
Net assets, at end of period (000s)	$38,916		$43,005		$23,547		$3,076
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	1.77	% (7,8)	1.80	% (9)	1.82	% (9)	4.23	% (7,9)
Ratio of net expenses to average net assets, including interest expense	1.81	% (7,8)	1.83	% (9)	1.82	% (9)	1.97	% (7,9)
Ratio of net investment income (loss) to average net assets	(0.05	)% (7)	(0.50)%		(0.87)%		7.87	% (7)
Portfolio Turnover Rate	14	% (5)	17%		129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.75% and 1.79%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.79% and 1.82%, 1.81% and 1.81%, and 4.22% and 1.96%, for the year ended September 30, 2016, the year ended September 30, 2016 and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,
	2017		2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$11.08		$10.68		$10.53		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		(0.12)		(0.18)		0.72
Net realized and unrealized gain (loss)	(0.53)		0.62		0.65		(0.19)
Total from investment operations	(0.57)		0.50		0.47		0.53
Less distributions from:
Net investment income	(0.12)		(0.02)		(0.32)		—
Net realized gains	—		(0.08)		—		—
Total distributions	(0.12)		(0.10)		(0.32)		—
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00
Net asset value, end of period	$10.39		$11.08		$10.68		$10.53
Total return (4)	(5.08	)% (5)	4.71%		4.52%		5.30	% (5)
Net assets, at end of period (000s)	$9,529		$9,897		$4,510		$891
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	2.52	% (7,8)	2.54	% (9)	2.59	% (9)	4.63	% (7,9)
Ratio of net expenses to average net assets, including interest expense	2.56	% (7,8)	2.58	% (9)	2.59	% (9)	2.72	% (7,9)
Ratio of net investment income (loss) to average net assets	(0.71	)% (7)	(1.08)%		(1.64)%		9.22	% (7)
Portfolio Turnover Rate	14	% (5)	17%		129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 2.50% and 2.54%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 2.53% and 2.57%, 2.58% and 2.58%, and 4.62% and 2.71%, for the year ended September 30, 2016, the year ended September 30, 2015, and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,
	2017		2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$11.29		$10.84		$10.61		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		0.00	(3)	(0.07)		(0.19)
Net realized and unrealized gain (loss)	(0.53)		0.61		0.65		0.80
Total from investment operations	(0.52)		0.61		0.58		0.61
Less distributions from:
Net investment income	(0.20)		(0.08)		(0.35)		—
Net realized gains	—		(0.08)		—		—
Total distributions	(0.20)		(0.16)		(0.35)		—
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00
Net asset value, end of period	$10.57		$11.29		$10.84		$10.61
Total return (4)	(4.58	)% (5)	5.70%		5.59%		6.10	% (5)
Net assets, at end of period (000s)	$167,763		$184,654		$77,087		$13,259
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	1.52	% (7,8)	1.55	% (9)	1.59	% (9)	4.71	% (7,9)
Ratio of net expenses to average net assets, including interest expense	1.56	% (7,8)	1.58	% (9)	1.59	% (9)	1.72	% (7,9)
Ratio of net investment income (loss) to average net assets	0.25	% (7)	0.01%		(0.67)%		(2.51	)% (7)
Portfolio Turnover Rate	14	% (5)	17%		129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.50% and 1.54%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.54% and 1.57%, 1.58% and 1.58%, and 4.70% and 1.71%, for the year ended September 30, 2016, for the year ended September 30, 2015, and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	Six Months Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,
	2017		2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$11.25		$10.81		$10.59		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.02)		(0.10)		0.14
Net realized and unrealized gain (loss)	(0.52)		0.61		0.66		0.45
Total from investment operations	(0.53)		0.59		0.56		0.59
Less distributions from:
Net investment income	(0.18)		(0.07)		(0.34)		—
Net realized gains	—		(0.08)		—		—
Total distributions	(0.18)		(0.15)		(0.34)		—
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00
Net asset value, end of period	$10.54		$11.25		$10.81		$10.59
Total return (4)	(4.70	)% (5)	5.48%		5.39%		5.90	% (5)
Net assets, at end of period (000s)	$35,319		$44,914		$13,017		$1,989
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	1.77	% (7,8)	1.80	% (9)	1.83	% (9)	4.20	% (7,9)
Ratio of net expenses to average net assets, including interest expense	1.81	% (7,8)	1.84	% (9)	1.83	% (9)	1.97	% (7,9)
Ratio of net investment income (loss) to average net assets	(0.11	)% (7)	(0.20)%		(0.91)%		1.87	% (7)
Portfolio Turnover Rate	14	% (5)	17%		129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.75% and 1.79%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.81% and 1.83%, 1.82% and 1.82%, and 4.19% and 1.96%, for the year ended September 30, 2016, for the year ended September 30, 2015 and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Absolute Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	Six Months		Year Ended		Period Ended
	Ended March 31,		September 30,		September 30,
	2017		2016		2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.35		$9.60		$10.00
Activity from investment operations:
Net investment loss (2)	0.00	(3)	(0.11)		(0.08)
Net realized and unrealized gain (loss)	0.60		0.86		(0.32)
Total from investment operations	0.60		0.75		(0.40)
Less distributions from:
Net realized gains	(0.36)		—		—
Total distributions	(0.36)		—		—
Paid-in-capital from redemption fees	0.00		0.00		0.00
Net asset value, end of period	$10.59		$10.35		$9.60
Total return (4)	5.96	% (6)	7.81%		(4.00	)% (6)
Net assets, at end of period (5)	$1,097		$1,035		$960
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (7)	10.47	% (8,9)	7.65	% (10)	9.43	% (8)
Ratio of net expenses to average net assets, including interest expense	1.90	% (8,9)	1.92	% (10)	1.83	% (8)
Ratio of net investment loss to average net assets	0.00	% (8,9)	(1.09)%		(1.83	)% (8)
Portfolio Turnover Rate	0	% (6)	0%		173	% (6)

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Actual net assets, not truncated.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(8)	Annualized for periods less than one full year.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 10.46% and 1.89%, respectively.

(10)	Ratios of gross and net expenses to average net assets, excluding interest expense are 7.62% and 1.89%, respectively.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class C
	Six Months		Year Ended		Period Ended
	Ended March 31,		September 30,		September 30,
	2017		2016		2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.24		$9.57		$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.19)		(0.10)
Net realized and unrealized gain (loss)	0.59		0.86		(0.33)
Total from investment operations	0.53		0.67		(0.43)
Less distributions from:
Net realized gains	(0.36)		—		—
Total distributions	(0.36)		—		—
Net asset value, end of period	$10.41		$10.24		$9.57
Total return (3)	5.33	% (4)	7.00%		(4.30	)% (4)
Net assets, at end of period (7)	$1,079		$1,024		$957
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (5)	10.76	% (6,8)	8.46	% (9)	10.20	% (6)
Ratio of net expenses to average net assets, including interest expense	2.65	% (6,8)	2.66	% (9)	2.56	% (6)
Ratio of net investment loss to average net assets	(1.14	)% (6,8)	(1.94)%		(2.53	)% (6)
Portfolio Turnover Rate	0	% (4)	0%		173	% (4)

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(6)	Annualized for periods less than one full year.

(7)	Actual net assets, not truncated.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 10.75% and 2.64%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 8.44% and 2.64%, respectively.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	Six Months		Year Ended		Period Ended
	Ended March 31,		September 30,		September 30,
	2017		2016		2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.39		$9.61		$10.00
Activity from investment operations:
Net investment loss (2)	0.00	(3)	(0.08)		(0.06)
Net realized and unrealized gain (loss)	0.60		0.86		(0.33)
Total from investment operations	0.60		0.78		(0.39)
Less distributions from:
Net realized gains	(0.36)		—		—
Total distributions	(0.36)		—		—
Net asset value, end of period	$10.63		$10.39		$9.61
Total return (4)	5.94	% (5)	8.12%		(3.90	)% (5)
Net assets, at end of period (000’s)	$2,198		$2,075		$1,918
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	9.89	% (7,8)	7.62	% (9)	9.34	% (7)
Ratio of net expenses to average net assets, including interest expense	1.65	% (7,8)	1.66	% (9)	1.59	% (7)
Ratio of net investment loss to average net assets	(0.05	)% (7,8)	(0.81)%		(1.55	)% (7)
Portfolio Turnover Rate	0	% (5)	0%		173	% (5)

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 9.88% and 1.64%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 7.60% and 1.64%, respectively.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class N
	Six Months		Year Ended		Period Ended
	Ended March 31,		September 30,		September 30,
	2017		2016		2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.36		$9.60		$10.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.11)		(0.07)
Net realized and unrealized gain (loss)	0.59		0.87		(0.33)
Total from investment operations	0.57		0.76		(0.40)
Less distributions from:
Net realized gains	(0.36)		—		—
Total distributions	(0.36)		—		—
Net asset value, end of period	$10.57		$10.36		$9.60
Total return (3)	5.66	% (4)	7.92%		(4.00	)% (4)
Net assets, at end of period (7)	$1,095		$1,036		$960
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (5)	10.21	% (6,8)	8.23	% (9)	10.36	% (6)
Ratio of net expenses to average net assets, including interest expense	1.90	% (6,8)	1.91	% (9)	1.83	% (6)
Ratio of net investment loss to average net assets	(0.39	)% (6,8)	(1.09)%		(1.83	)% (6)
Portfolio Turnover Rate	0	% (4)	0%		173	% (4)

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(6)	Annualized for periods less than one full year.

(7)	Actual net assets, not truncated.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 10.20% and 1.89%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 8.21% and 1.89%, respectively.

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	Six Months		Year Ended	Period Ended
	Ended March 31,		September	September
	2017		30, 2016	30, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.04		$10.01	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.13	0.01
Net realized and unrealized gain (loss)	(0.04)		0.02	—
Total from investment operations	0.04		0.15	0.01
Less distributions from:
Net investment income	(0.09)		(0.12)	—
Net realized gains	(0.03)		—	—
Total distributions	(0.12)		(0.12)	—
Net asset value, end of period	$9.96		$10.04	$10.01
Total return (3)	0.34	% (4)	1.49%	0.10	% (4)
Net assets, at end of period (000’s)	$123,337		$141,879	$66,951
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)	0.32	% (6)	0.24%	0.82	% (6)
Ratio of net expenses to average net assets	0.16	% (6)	0.24%	0.81	% (6)
Ratio of net investment income to average net assets	1.62	% (6)	1.29%	0.21	% (6)
Portfolio Turnover Rate	24	% (4)	102%	0	% (4)

(1)	The Grant Park Fixed Income Fund commenced operations July 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(6)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2017

1.	ORGANIZATION

The Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies Fund, the Grant Park Absolute Return Fund and the Grant Park Fixed Income Fund (each a “Fund,” and together the “Funds”) each are a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Fund	Investment Objective	Diversification
Grant Park Managed Futures Strategy	seeks income and capital appreciation	non-diversified
Grant Park Multi Alternative Strategies	seeks to provide positive absolute returns	diversified
Grant Park Absolute Return	seeks to provide positive absolute returns	diversified
Grant Park Fixed Income	seeks to provide income and preserve capital	non-diversified

The Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies Fund, and the Grant Park Absolute Return Fund each offer four classes of shares: Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. The Grant Park Fixed Income Fund offers shares in Class I only. Each class represents an interest in the same assets of the applicable and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review the minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ investments measured at fair value:

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

The Grant Park Managed Futures Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$17,154,484	$—	$—	$17,154,484
Short-Term Investment	4,040,931	—	—	4,040,931
Swap Contract	—	3,829,754	—	3,829,754
Total	$21,195,415	$3,829,754	$—	$25,025,169

The Grant Park Multi Alternative Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$104,411,733	$—	$—	$104,411,733
Exchange Traded Funds	100,582,585	—	—	100,582,585
Short-Term Investment	32,812,158	—	—	32,812,158
Long Futures Contracts	355,475	—	—	355,475
Total	$238,161,951	$—	$—	$238,161,951
Liabilities *
Short Futures Contracts	$476,046	$—	$—	$476,046
Total	$476,046	$—	$—	$476,046

The Grant Park Absolute Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$1,426,065	$—	$—	$1,426,065
Short-Term Investment	532,430	—	—	532,430
Long Futures Contracts	10,290	—	—	10,290
Total	$1,968,785	$—	$—	$1,968,785

The Grant Park Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,994,299	$—	$—	$11,994,299
Bonds & Notes	—	103,213,629	—	103,213,629
U.S. Treasury Obligation	—	2,977,178	—	2,977,178
Short-Term Investment	4,599,835	—	—	4,599,835
Total	$16,594,134	$106,190,807	$—	$122,784,941

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of any Level 1 & Level 2 at the end of each reporting period.

*	Refer to the Consolidated Portfolios of Investments for security classifications.

Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for swap contracts and futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2017:

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Grant Park Managed Futures Strategy Fund

Assets:
Description	Gross Amounts of Recognized Assets	Gross Amounts of Liabilities Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets & Liabilities
Unrealized appreciation on swap contract	$3,829,754	$—	$3,829,754
Total	$3,829,754	$—	$3,829,754

Liabilities:
Description	Gross Amounts of Recognized Liabilities	Gross Amounts of Assets Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Cash Collateral Pledged (1)
Due to broker - swap contract	$8,514,557	$—	$8,514,557	$8,514,557
Total	$8,514,557	$—	$8,514,557	$8,514,557

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged. Total collateral held for the swap contract as of March 31, 2017 was $11,008,336.

Grant Park Multi Alternative Strategies Fund

Assets:
Description	Gross Amounts of Recognized Assets	Gross Amounts of Liabilities Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets & Liabilities
Futures Contracts	$2,359,227	$(2,359,227)	$—
Total	$2,359,227	$(2,359,227)	$—

Liabilities:
Description	Gross Amounts of Recognized Liabilities	Gross Amounts of Assets Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Cash Collateral Pledged (1)
Futures Contracts	$2,238,656	$(2,359,227)	$(120,571)	$120,571
Total	$2,238,656	$(2,359,227)	$(120,571)	$120,571

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contract as of March 31, 2017 was $13,889,938.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Grant Park Absolute Return Fund

Assets:
Description	Gross Amounts of Recognized Assets	Gross Amounts of Liabilities Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Cash Collateral Pledged (1)
Futures Contracts	$10,290	$—	$10,290	$10,290
Total	$10,290	$—	$10,290	$10,290

Liabilities:
Description	Gross Amounts of Recognized Liabilities	Gross Amounts of Assets Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities
Futures Contracts	$—	$—	$—
Total	$—	$—	$—

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contract as of March 31, 2017 was $208,747.

Consolidation of Subsidiaries – The consolidated financial statements of the Grant Park Managed Futures Strategy Fund include GPMFS Fund Limited (“GPMFS”), a wholly-owned and controlled subsidiary. The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMFS commenced operations on March 11, 2011. GPMAS commenced operations on December 31, 2013.

A summary of the Grant Park Managed Futures Strategy Fund’s investments in GPMFS is as follows:

GPMFS Fund Limited (GPMFS)
March 31, 2017
Fair Value of GPMFS	$6,846,873
Other Assets	$—
Total Net Assets	$6,846,873

Percentage of the Fund’s Total Net Assets	24.9%

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in GPMAS is as follows:

GPMAS Fund Limited (GPMAS)
March 31, 2017
Fair Value of GPMAS	$5,171,326
Other Assets	$—
Total Net Assets	$5,171,326

Percentage of the Fund’s Total Net Assets	2.1%

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

For tax purposes, GPMFS and GPMAS are exempted Cayman investment companies. Both have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, both are controlled foreign corporations which generate and are allocated no income which is considered effectively connected with U.S. trade of business and as such are not subject to U.S. income tax. However, as wholly-owned controlled foreign corporations, GPMFS’s and GPMAS’s net income and capital gain, to the extent of their earnings and profits, will be included each year in each Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Funds could be unable to recover assets held at the prime broker, including assets directly traceable to the Funds, in the event of the broker’s bankruptcy. The Funds do not anticipate any material losses as a result of this concentration.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. Swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement will first be offset against the due to broker-swap contract balance outstanding at the time the position is liquidated, with the remainder being recorded as a realized gain or loss on the Consolidated Statement of Operations.

GPMFS maintains cash and securities, at least 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of March 31, 2017, the notional value of the swap was $46,633,487, the cash margin balance was $11,008,336. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2017, for the Grant Park Managed Futures Strategy Fund the net change in unrealized depreciation on the swap contract was $1,157,331 and the realized gain was $1,941,883.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31, 2017 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Grant Park Managed Futures Strategy Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Unrealized appreciation on swap contracts

The following table sets forth the fair value of the Grant Park Managed Futures Strategy Fund’s derivative contracts by primary risk exposure as of March 31, 2017:

Derivative Investment Value
	Equity	Currency	Commodity	Interest Rate	Total as of March
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	31, 2017
Swap	$3,829,754	$—	$—	$—	$3,829,754

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation from open futures contracts

The following table sets forth the fair value of the Grant Park Multi Alternative Strategies Fund’s derivative contracts by primary risk exposure as of March 31, 2017:

Derivative Investment Value
	Equity	Currency	Commodity	Interest Rate	Total as of March
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	31, 2017
Futures	$237,176	$(398,732)	$815,663	$(774,678)	$(120,571)

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of the location of derivative investments on the Grant Park Absolute Return Fund’s Statement of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation from open futures contracts

The following table sets forth the fair value of the Grant Park Absolute Fund’s derivative contracts by primary risk exposure as of March 31, 2017:

Derivative Investment Value
	Equity	Currency	Commodity	Interest Rate	Total as of March
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	31, 2017
Futures	$10,290	$—	$—	$—	$10,290

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Grant Park Managed Futures Strategy Fund’s Consolidated Statement of Operations as of March 31, 2017:

Derivative Investment Type	Location of Loss on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain from swap contracts
Net change in unrealized depreciation on swap contracts

The following is a summary of the Grant Park Managed Futures Strategy Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure as of March 31, 2017:

Realized gain on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	March 31, 2017
Swap	$1,941,883	$—	$—	$—	$1,941,883

Net change in unrealized loss on derivatives recognized in the Consolidated Statement of Operations
		Currency	Commodity	Interest Rate	Total as of March
Derivative Investment Type	Equity Contracts	Contracts	Contracts	Contracts	31, 2017
Swap	$(1,157,331)	$—	$—	$—	$(1,157,331)

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Statement of Operations as of March 31, 2017:

Derivative Investment Type	Location of Loss on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized loss from futures contracts
Net change in unrealized depreciation on futures contracts

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of the Grant Park Multi Alternative Strategies Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure as of March 31, 2017:

Realized loss on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	March 31, 2017
Futures	$4,564,393	$(4,776,590)	$(4,445,705)	$(11,975,815)	$(16,633,717)

Net change in unrealized loss on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	March 31, 2017
Futures	$(523,480)	$(1,795,017)	$(820,021)	$588,087	$(2,550,431)

The following is a summary of the Grant Park Absolute Return Fund’s realized gain on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of March 31, 2017:

Realized gain on derivatives recognized in the Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	March 31, 2017
Futures	$126,190	$—	$—	$—	$126,190

Net change in unrealized gain on derivatives recognized in the Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of March
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	31, 2017
Futures	$9,684	$—	$—	$—	$9,684

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statement of Operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies Fund, and the Grant Park Absolute Return Fund, and quarterly for the Grant Park Fixed Income Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by the Funds on returns filed for open tax year 2014-2016 or expected to be taken in a Funds’ 2017 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions as of and for the six months ended March 31, 2017. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, for the six months ended March 31, 2017 amounted to:

Fund	Purchases	Sales
Grant Park Managed Futures Strategy Fund	$246,493	$8,700,086
Grant Park Multi Alternative Strategies Fund	29,690,813	51,634,883
Grant Park Absolute Return Fund	70,459	—
Grant Park Fixed Income Fund	30,737,751	50,804,338

4.	INVESTMENTS IN AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Funds at March 31, 2017, is noted in the Fund’s Consolidated Portfolio of Investments. Grant Park Fixed Income Fund is a mutual fund which is considered an affiliate because it is under the same investment advisor.

Transactions during the period with a company that is an affiliate are as follows:

	Value -				Change in	Dividends
	Beginning of			Realized	Unrealized	Credited to	Value- End of
Descriptions	Period	Purchases	Sales Proceeds	Gain/Loss	Gain/ Loss	Income	Period
Grant Park Managed Futures Strategy Fund	$25,876,091	$155,834	$8,700,000	$(2,282)	$(175,159)	$210,087	$17,154,484
Grant Park Multi Alternative Strategies Fund	114,667,223	15,583,911	25,000,000	(143,369)	(696,032)	1,114,129	104,411,733
Grant Park Absolute Return Fund	1,371,305	65,654	—	—	(10,894)	15,655	1,426,065

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dearborn Capital Management, LLC, serves as the Funds’ investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Grant Park Multi Alternative Strategies Fund and is paid by the Advisor, not the Fund. Revolution Capital Management, LLC serves as the sub-advisor for the Grant Park Absolute Return Fund and is paid by the Advisor, not the Fund. Middleton Dickinson Capital Management, LLC serves as the sub-advisor for the Grant Park Fixed Income Fund and is paid by the Advisor, not the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies Fund, the Grant Park Absolute Return Fund, and the Grant Park Fixed Income Fund pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40%, 1.18%, 1.50%, and 0.25% respectively, of the applicable Fund’s average daily net assets. Effective January 28, 2015, the Advisor has contractually agreed to reduce a portion of its advisory fee for the Grant Park Managed Futures Strategy Fund so that the advisory fee does not exceed 1.20% of the Fund’s average daily net assets, effective until at least January 28, 2018. Effective July 31, 2015, the Advisor has contractually agreed to reduce a portion of its advisory fee for the Grant Park Fixed Income Fund so that the advisory fee does not exceed 0.09%, effective until at least January 31, 2018. These reductions in the advisory fees are included in the fees waived by the advisor.

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund (the “Waiver Agreement”), effective January 28, 2016, the Advisor has agreed, at least until January 31, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Managed Futures Strategy Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.90%, 2.65%, 1.65% and 1.90% per annum of the Fund’s average daily net assets for Class A, Class C, Class I and Class N, shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2017, the Advisor earned $225,918 in management fees and waived fees in the amount of $134,316 for the Grant Park Managed Futures Strategy Fund.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund (the “Waiver Agreement”), effective January 28, 2016 the Advisor has agreed, at least until January 31, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Multi Alternative Strategies Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). Prior to January 28, 2015, the Expense Limitation was 1.96%, 2.71%, 1.71% and 1.96% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively. For the six months ended March 31, 2017, the Advisor earned $1,525,887 in management fees and recaptured $45,873 for prior period expense reimbursements/waivers for the Grant Park Multi Alternative Strategies Fund.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund (the “Waiver Agreement”), effective March 25, 2016 the Advisor has agreed, at least until June 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Absolute Return Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.89%, 2.64%, 1.64%, and 1.89% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2017, the Advisor earned $15,656 in management fees and waived/reimbursed fees in the amount of $86,016 for the Grant Park Absolute Return Fund.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund (the “Waiver Agreement”), effective January 28, 2016 the Advisor has agreed, at least until January 31, 2018, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Fixed Income Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 0.85% per annum of the Fund’s average daily net assets for Class I shares (the “Expense Limitation”). For the six months ended March 31, 2017, the Advisor earned $158,705 in management fees and waived $101,522 due to the advisory fee contractual waiver.

If the Advisor waives any applicable or reimburses any expense pursuant to the Waiver Agreement, and the applicable Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed its Expense Limitation for each share class. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of September 30, 2016 will expire on:

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

Grant Park Managed Futures Strategy Fund		Grant Park Absolute Return Fund
September 30, 2017	210,511	September 30, 2018	63,689
September 30, 2018	103,958	September 30, 2019	115,714
September 30, 2019	97,658		$179,403
	$412,127

Grant Park Multi Alternative Strategies Fund
September 30, 2017	$146,145

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A, Class C and Class N shares of each Fund (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of each Fund, respectively. Pursuant to the Plans, the Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Funds shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2017, the Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Fund, and the Grant Park Absolute Return Fund incurred $29,545, $146,531, $9, respectively in fees, pursuant to the Plans.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Class A, Class C, Class I and Class N shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter or other affiliated broker-dealers during the six months ended March 31, 2017.

Fund	Underwriting Commisions	Amount Retained
Grant Park Managed Futures Strategy Fund
Class A	$489	$85
Grant Park Multi Alternative Strategies Fund
Class A	46,418	7,696

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEE PROCEEDS

The Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 60 days. The redemption fee is paid directly to each Fund. For the six months ended March 31, 2017 the redemption fees assessed for the Grant Park Managed Futures Strategy Fund and the Grant Park Multi Alternative Strategies Fund were $141 and

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

$21,786, respectively. The Grant Park Absolute Return Fund did not receive any redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies Fund, and the Grant Park Absolute Return Fund currently seek to achieve their investment objectives by investing a portion of their assets in the Grant Park Fixed Income Fund (the “Portfolio”), ticker GPCIX, a registered open-end fund. The Funds may redeem their investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is available at www.sec.gov. As of March 31, 2017, the percentage of the Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Fund, and the Grant Park Absolute Return Fund’s net assets invested in the Portfolio was 62.4%, 41.6%, and 64.8%, respectively.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2017, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
UBS WM USA	Grant Park Managed Fund Futures Strategy	41.64%
Charles Schwab & Co.	Grant Park Multi Alternative Strategies Fund	28.92%
Knollwood Invesment Advisors LLC	Grant Park Absolute Return Fund	100.00%
SEI Private Trust Company *	Grant Park Fixed Income Fund	100.00%

*	Grant Park Managed Futures Fund, Grant Park Multi Alternative Strategies Fund and Grant Park Absolute Return Fund own the shares via SEI Private Trust Company.

9.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 was as follows:

For the year ended September 30, 2016:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Grant Park Managed Futures Strategy Fund	$268,712	$—	$—	$268,712
Grant Park Multi Alternative Strategies Fund	1,063,756	731,315	—	1,795,071
Grant Park Absolute Return Fund	—	—	—	—
Grant Park Fixed Income Fund	1,335,714	—	—	1,335,714

For the year ended September 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Grant Park Managed Futures Strategy Fund	$548,942	$—	$—	$548,942
Grant Park Multi Alternative Strategies Fund	1,044,353	—	—	1,044,353
Grant Park Absolute Return Fund	—	—	—	—
Grant Park Fixed Income Fund	—	—	—	—

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

As of September 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Grant Park Managed Futures Strategy Fund	$1,726,246	$6,747	$—		$(9,004,092)	$110,800	$(7,160,299)
Grant Park Multi Alternative Strategies Fund	$4,459,997	$—	$(4,080,855)	$(277,233)	$—	$5,710,881	$5,812,790
Grant Park Absolute Return Fund	$16,219	$56,003	$—		$—	$5,832	$78,054
Grant Park Fixed Income Fund	$326,360	$8,796	$—		$—	$78,375	$413,531

The difference between book basis and tax basis accumulated net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on futures contracts, and adjustments for the Funds’ wholly owned subsidiaries.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Grant Park Multi Alternative Strategies Fund incurred and elected to defer such capital losses of $4,080,855.

At September 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
	Short-Term	Long-Term	Total
Grant Park Managed Futures Strategy Fund	$—	$—	$—
Grant Park Multi Alternative Strategies Fund	112,843	164,390	277,233
Grant Park Absolute Return Fund	—	—	—
Grant Park Fixed Income Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, and the reclass of Fund distributions resulted in reclassifications for the following Funds for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Grant Park Managed Futures Strategy Fund	$—	$—	$—
Grant Park Multi Alternative Strategies Fund	—	2,932,551	(2,932,551)
Grant Park Absolute Return Fund	—	28,496	(28,496)
Grant Park Fixed Income Fund	—	—	—

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

10.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Grant Park Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and deferred sales charges on certain sales of class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/16	3/31/17	10/1/16 – 3/31/17	3/31/17	10/1/16 – 3/31/17
Grant Park Managed Futures Strategy Fund:
Class A	1.90%	$1,000.00	$1,020.90	$ 9.57	$1,015.46	$ 9.55
Class C	2.65%	$1,000.00	$1,017.10	$13.33	$1,011.72	$13.29
Class I	1.65%	$1,000.00	$1,022.10	$ 8.32	$1,016.70	$ 8.30
Class N	1.90%	$1,000.00	$1,020.50	$ 9.57	$1,015.46	$ 9.55

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/16	3/31/17	10/1/16 – 3/31/17	3/31/17	10/1/16 – 3/31/17
Grant Park Multi Alternative Strategies Fund:
Class A	1.81%	$1,000.00	$952.80	$ 8.81	$1,015.91	$ 9.10
Class C	2.56%	$1,000.00	$949.20	$12.44	$1,012.17	$12.84
Class I	1.56%	$1,000.00	$954.20	$ 7.60	$1,017.15	$ 7.85
Class N	1.81%	$1,000.00	$953.00	$ 8.81	$1,015.91	$ 9.10

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Grant Park Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2017

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/16	3/31/17	10/1/16 – 3/31/17	3/31/17	10/1/16 – 3/31/17
Grant Park Absolute Return Fund:
Class A	1.90%	$1,000.00	$1,059.60	$ 9.76	$1,015.46	$ 9.55
Class C	2.65%	$1,000.00	$1,053.30	$13.57	$1,011.72	$13.29
Class I	1.65%	$1,000.00	$1,059.40	$ 8.47	$1,016.70	$ 8.30
Class N	1.90%	$1,000.00	$1,056.60	$ 9.74	$1,015.46	$ 9.55

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Hypothetical
			Actual		(5% return before expenses)
Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/16	3/31/17	10/1/16 – 3/31/17	3/31/17	10/1/16 – 3/31/17
Grant Park Fixed Income Fund:
Class I	0.16%	$1,000.00	$1,003.40	$ 0.80	$1,024.13	$ 0.81

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Grant Park Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Grant Park Absolute Return Fund, Grant Park Fixed Income Fund, Grant Park Managed Futures Strategy Fund and Grant Park Multi-Alterative Strategies Fund (Adviser – Dearborn Capital Management LLC)*

In connection with the regular meeting held on November 17-18, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management LLC (“Dearborn”) and the Trust, with respect to the Grant Park Absolute Return Fund (“Grant Park Absolute”), Grant Park Fixed Income Fund (“Grant Park Fixed”), Grant Park Managed Futures Strategy Fund (“Grant Park Managed”) and Grant Park Multi-Alterative Strategies Fund (“Grant Park Multi”) (collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Dearborn was founded in 1989 and managed approximately $510 million in assets, providing a variety of alternative investment strategies to high net worth individual and institutional investors. They reviewed the background information of the key investment personnel responsible for servicing the Fund taking into consideration their education and noted that the investment team contained diverse financial industry experience specifically with futures products, alternative investments, hedge funds, and mutual funds. They noted positively that the adviser’s investment process consisted of performing robust due diligence and evaluations of commodity trading advisers (“CTAs”) and sub-advisers in order to determine their ability to be positive contributors to the Funds. With respect to each Grant Park Fund utilizing sub-advisers, the Trustees noted that the adviser provided various operational and administrative support to the sub-adviser including daily supervision and compliance oversight of the Fund’s portfolio. They acknowledged that although not all risks can be eliminated, the adviser identified several key risks and challenges related to the risk management of multi-manager strategies, thus demonstrating to the Board that it had the resources necessary to perform extensive manager due diligence, monitor sector exposures and concentrations, and monitor each manager to ensure it was executing the agreed upon program within the established limits. They further acknowledged that the adviser reported no material compliance or litigation issues since the last advisory agreement approval that would had a negative impact on its ability to operate and service the Funds. The Board noted that the adviser continued to demonstrate extensive expertise with alternative investments as well as demonstrating attention to detail in conducting due-diligence in identifying quality managers that are suitable for each Fund’s investment strategy. The Board concluded that the adviser provided high quality service to shareholders and should continue to be retained.

Performance. The Trustees noted that, generally, the Grant Park Funds have outperformed their respective adviser-selected benchmarks. The Trustees considered that Grant Park Fixed Fund may have been assigned to an inappropriate Morningstar category, and that the issue was being discussed with Morningstar by the adviser. The Trustees noted that due to the short history of each Fund, there was not meaningful Sharpe or Sortino ratios nor any standard volatility measures to consider. They further noted that the performance of each of the Grant Park Funds appeared to have generated appropriate returns to shareholders and either materially exceeded their benchmarks and/or lowered overall portfolio volatility. The Trustees stated that each Fund’s downside and upside capture metrics reflected acceptable risk management commensurate with the risks incurred. The Trustees concluded that Dearborn’s attention to risk management combined with its supervision of the sub-advisers had added value to shareholder returns and it should continue to be retained.

Fees and Expenses.

Grant Park Absolute. The Trustees noted that Dearborn charged an advisory fee of 1.50% for its services to the Fund. They further noted that this was slightly above the peer group average, and also higher than the Fund’s Morningstar category average. The Trustees acknowledged that the Fund’s net expense ratio was equal to its peer group average and slightly lower than its Morningstar category average. After further discussion, the Trustees concluded the fee was reasonable.

Grant Park Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Grant Park Fixed. The Trustees noted that Dearborn charges an advisory fee of 0.25% for its services to the Fund. They further noted that the adviser’s fee was lower than the averages of both its peer group, assigned Morningstar category, and adviser selected Morningstar category, being less than half of the peer group average. The Trustees engaged in a discussion concerning the appropriate Morningstar category for the Fund, noting that the adviser did not agree with the current categorization. The Trustees stated their agreement with the adviser, and noted that a short-term fixed income category would be more appropriate. The Trustees concluded that Dearborn’s advisory fee was within the range of the Fund’s peers, and therefore, reasonable.

Grant Park Managed. The Trustees noted that Dearborn charged an advisory fee of 1.40% for its services to the Fund. They further noted that the advisory fee was slightly higher than the peer group average and the Morningstar category average. They further noted that after the effect of the contractual expense limitation, the adviser earned a net fee that was lower than both benchmark averages during the prior year. The Trustees acknowledged that the Fund’s net expense ratio was lower than both the average of the peer group and the Morningstar category. After further discussion, the Trustees concluded the fee was reasonable.

Grant Park Multi. The Trustees noted that Dearborn charged an advisory fee of 1.18% for its services to the Fund. They further noted that the advisory fee charged was lower than its peer group average, but slightly above the Morningstar category average. The Trustees discussed the Fund’s net expense ratio of 1.59%, which they noted was slightly below both the peer group average and Morningstar category average. After further discussion, the Trustees concluded the advisory Fund’s fee was reasonable.

Economies of Scale. The Trustees considered whether the adviser had achieved economies of scale with respect to the management of the Grant Park Funds. They noted the Funds’ current asset levels and considered the adviser’s expectations for growth in assets of each Fund. After further discussion, the Trustees concluded that the Funds are not yet at asset levels at which economies have been achieved, but acknowledged the adviser’s willingness to discuss the matter as material asset growth was realized. The Trustees determined to consider the matter at the next annual review.

Profitability. The Trustees reviewed a profitability analysis provided by the adviser and considered whether the amount of profit earned was a fair entrepreneurial profit. The Trustees noted that for each of Grant Park Managed and Grant Park Multi, the adviser realized a profit in connection with its relationship with the Fund but agreed that such profits were reasonable in terms of both actual dollars and percentage of revenue. They noted that the adviser was not yet profitable with respect to Grant Park Absolute and Grant Park Fixed. They further agreed that the profits, or the adviser’s resources, were adequate to continue to support the combination of activities required to provide the investment strategies, risk management, and related operations to support the Fund that are provided by the adviser. The Trustees concluded that the adviser’s profits were reasonable and not excessive.

Conclusion. Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that each advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of the Grant Park Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Grant Park Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Grant Park Multi-Alternative Strategies Fund (Sub-Adviser – EMC Capital Advisors, LLC)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn and EMC Capital Advisors, LLC (“EMC”), with respect to Grant Park Multi-Alternative Strategies Fund (“Grant Park Multi” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that EMC, currently, managed $385 million in assets, and specializes in creating and managing diversified, quantitative, and systematic trading models across a wide range of financial instruments and global commodities for high net worth and institutional investors. They further noted that Dearborn owns a substantial interest in EMC. The Trustees reviewed the key personnel responsible for sub-advising the Fund and discussed their experience and qualifications. They noted the sub-adviser’s investment process was based on quantitative research to analyze price data to develop four systematic multi-alternative investment sub-strategies, a long-only strategy across multiple asset classes, a long/short global strategy investing in currencies, equity and fixed income markets, and an unconstrained short duration interest rate strategy. They acknowledged that although not all strategy risks can be eliminated, the sub-adviser’s approach to risk management was thorough and considered risk on a sub-strategy basis. The Trustees noted that the sub-adviser monitors compliance with the Fund’s investment limitations by having the Fund’s guidelines programmed into its systems prior to the establishment of trading activity with daily reviews and evaluations of the portfolio’s holdings for excess leverage. The Trustees considered that the adviser and sub-adviser collaborate on certain broker-dealer selections using various factors to determine broker quality, and that EMC executed all trades electronically with orders routing directly to exchanges. The Board noted the adviser expressed its satisfaction with the sub-adviser’s service and reputation. The Board noted that EMC’s understanding of the alternative asset class had been beneficial to the Fund. The Board also noted that EMC possessed sufficient resources to execute complex investment strategies. The Board concluded that EMC had provided high quality service to the adviser, the Fund and its shareholders.

Performance. The Trustees noted that the Fund significantly outperformed its benchmark over the 1-year period. The Trustees determined that Grant Park Multi displayed more volatility both on the upside and downside compared to its benchmark index, but had also demonstrated significant excess returns over the short time period. After further discussion, the Trustees concluded that EMC had delivered excellent returns for investors and should be retained.

Fees and Expenses. The Trustees reviewed the sub-advisory fee noting the sub-adviser receives a portion of the Fund’s overall advisory fee. They noted the sub-advisory fee was materially lower than the fee charged by the sub-adviser to other clients and noted that the adviser’s ownership interest in the sub-adviser, at least in part, contributed to its ability to negotiate this very favorable fee to the benefit of shareholders. The Trustees concluded that the sub-advisory fee was reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund, but agreed that economies of scale, with respect to the overall Fund fees and expenses, is a Fund level issue and should be considered with respect to the Fund’s overall advisory agreement and fee.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted the sub-adviser earned a profit during the prior year but agreed that the amount of profit was modest in terms of actual dollars and not unreasonable in terms of percentage of revenue. The Trustees concluded that the sub-adviser’s profit was reasonable.

Grant Park Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of Grant Park Multi.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Grant Park Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Grant Park Fixed Income Fund (Sub-Adviser – Middleton Dickinson Capital Management, LLC)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn and Middleton Dickinson Capital Management, LLC (“MDC”), with respect to Grant Park Fixed Income Fund (“Grant Park Fixed” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Service. The Trustees noted that MDC currently managed approximately $293 million in assets, and provides investment advisory services, managing portfolios composed primarily of fixed income securities for commodity pool operators, hedge funds, and other institutional entities. The Trustees reviewed the background information of key investment personnel for MDC and noted positively the investment team’s experience previously having worked at major money center banks as well as investment firms. The Trustees noted that MDC managed a customized fixed income program for Grant Park Fixed in accordance with goals, objectives, and risk parameters set by Dearborn. They also noted that MDC’s research and credit analysis focused on building a liquid portfolio consisting of short-term, one-to-three year maturities, mid-term, one-to-five year maturities, and cash and cash equivalent investments. The Trustees agreed that MDC demonstrated an emphasis on risk management by building a portfolio that was predominately investment grade, with duration limited to under five years while also maintaining a high quality credit rating and a high level of liquidity. The Trustees noted that MDC monitored compliance with Grant Park Fixed’s investment limitations by reviewing its portfolio holdings report daily to ensure that all positions complied with approved limits and further, that MDC reconciled to reports generated by custodians, administrators, and Dearborn. The Trustees noted that MDC selected broker-dealers by considering various qualitative factors in addition to an annual review of the broker relationship to confirm that quality service had been maintained. They further noted that MDC reported no material compliance or litigation issues since the previous sub-advisory agreement approval. The Trustees expressed their appreciation for MDC’s fixed income expertise, focus on liquidity, and risk management. The Trustees concluded that MDC provided high quality service to Dearborn, Grant Park Fixed and its shareholders and therefore should be retained.

Performance. The Trustees noted that the Fund outperformed the benchmark over the 1-year period. The Trustees acknowledged and appreciated that MDC showed the potential to both add returns as well as lower volatility. The Trustees revisited their prior discussion of whether Morningstar World Bond category was an appropriate categorization for the Fund while also acknowledging that both the adviser and sub-adviser believed that the Short-Term Bond category would be more appropriate. After further discussion, the Trustees determined that MDC had shown that it can deliver good returns for investors.

Fees and Expenses. The Trustees reviewed MDC’s fees and expenses, noting that the amount of the advisory fee was much lower once the fee waiver was factored in. They also noted that this fee was equal to the other MDC managed accounts on a sliding scale. After further discussion, the Trustees determined that MDC’s fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted the sub-adviser in connection with its sub-advisory services provided to the Fund during the prior year was not profitable. The Trustees concluded that the sub-adviser’s profitability was reasonable both in terms of actual dollars as well as percentage of revenue.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent

Grant Park Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

counsel, the Trustees concluded that the sub-advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of Grant Park Fixed.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Grant Park Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Grant Park Absolute Return Fund (Sub-Adviser – Revolution Capital Management, LLC)

In connection with the regular meeting held on November 17-18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn and Revolution Capital Management, LLC (“RCM”), with respect to Grant Park Absolute Return Fund (“Grant Park Absolute” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Service. The Trustees noted that RCM, was managing nearly $750 million in assets, and was registered with the National Futures Association (“NFA”) as a CTA and a commodity pool operator (“CPO”), offering alternative investment strategies within the managed futures space. The Trustees reviewed the background of key RCM investment personnel and acknowledged their academic achievements in aerospace engineering and computer science as well as their professional financial industry experience. The Trustees noted that RCM’s investment process relied on research and statistical pattern analysis to identify short-term price trends within equity markets. They also acknowledged that RCM continuously develops, maintains, and improves its trading models as well as its overall trade execution architecture. The Trustees expressed satisfaction that RCM’s risk management program was adequately suited to its high tech trading methodology. They noted that RCM monitors compliance with the Fund’s investment limitations by performing real-time monitoring of positions and position limits to ensure compliance with all exchange, regulatory, and prospectus guidelines. The Trustees noted that RCM reported no material compliance or litigation issues since the previous sub-advisory agreement approval. The Trustees stated their appreciation of RCM’s use of technology in executing Grant Park Absolute’s investment program. The Trustees concluded that RCM provided quality service to Dearborn, Grant Park Absolute and its shareholders, and should continue to do so.

Performance. The Trustees noted that the Fund significantly outperformed its benchmark over the 1-year period. In examining volatility, the Trustees noted that Grant Park Absolute’s highest monthly increase and decrease in value over the last year were both higher than its benchmark. The Trustees further noted that Morningstar ranked the Fund in the top 4th percentile of the Market Neutral category for the year ended August 31, 2016. After further discussion, the Trustees concluded that despite a higher level of volatility, RCM had delivered excellent returns for investors and should be allowed to continue.

Fees and Expenses. The Trustees reviewed the sub-advisory fee noting the sub-adviser receives a portion of the Fund’s overall advisory fee. They noted the sub-advisory fee was generally lower than the fee charged by the sub-adviser to other clients. The Trustees concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted the sub-adviser earned a profit during the prior year but agreed that the amount of profit was small in terms of actual dollars and not unreasonable in terms of percentage of revenue. The Trustees concluded that the sub-adviser’s profit was reasonable and not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of Grant Park Absolute.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file the complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-501-4758.

INVESTMENT ADVISOR
Dearborn Capital Management, LLC
555 W. Jackson Boulevard, Suite 600
Chicago, IL 60661

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/7/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 6/7/17